FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jul. 04, 2020
Financial Instruments [Abstract]
Disclosure of net book values and fair values of non-derivative financial assets
The net book values and fair values of non-derivative financial instruments were as follows:

		Jul 4, 2020		Dec 31, 2019
(US $ millions)	Financial Instrument Category	Net Book Value	Fair Value	Net Book Value	Fair Value
Financial assets:
Cash and cash equivalents	Fair value through profit or loss	$20	$20	$20	$20
Accounts receivable	Amortised cost	137	137	136	136
Other assets(1)	Amortised cost	2	2	1	1
		$159	$159	$157	$157
Financial liabilities:
Accounts payable and accrued liabilities	Amortised cost	$201	$201	$259	$259
Long-term debt(2)	Amortised cost	665	690	665	702
Other long-term debt	Amortised cost	—	—	68	68
Other liabilities(1)	Amortised cost	9	9	12	12
		$875	$900	$1,004	$1,041

(1)	Excludes lease obligations and defined benefit pension asset and obligations scoped out of IFRS 9, Financial instruments (note 6).

(2)	Principal value of long-term debt excluding debt issue costs of $8 million (2019 – $8 million) (note 5).

Disclosure of net book values and fair values of non-derivative financial liabilities
The net book values and fair values of non-derivative financial instruments were as follows:

		Jul 4, 2020		Dec 31, 2019
(US $ millions)	Financial Instrument Category	Net Book Value	Fair Value	Net Book Value	Fair Value
Financial assets:
Cash and cash equivalents	Fair value through profit or loss	$20	$20	$20	$20
Accounts receivable	Amortised cost	137	137	136	136
Other assets(1)	Amortised cost	2	2	1	1
		$159	$159	$157	$157
Financial liabilities:
Accounts payable and accrued liabilities	Amortised cost	$201	$201	$259	$259
Long-term debt(2)	Amortised cost	665	690	665	702
Other long-term debt	Amortised cost	—	—	68	68
Other liabilities(1)	Amortised cost	9	9	12	12
		$875	$900	$1,004	$1,041

(1)	Excludes lease obligations and defined benefit pension asset and obligations scoped out of IFRS 9, Financial instruments (note 6).

(2)	Principal value of long-term debt excluding debt issue costs of $8 million (2019 – $8 million) (note 5).